Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of supplemental cash flow information related to leases

Year Ended December 31,
2022
RMB
Cash paid for the rentals included in the lease liabilities	22,850
ROU assets obtained in exchange for operating lease liabilities	10,034

Schedule of supplemental consolidated balance sheet information

As of December 31,
2022
RMB
Right-of-use assets	12,442
Current portion of lease liabilities	9,761
Non-current lease liabilities	854

Schedule of lease term and discount rates

As of December 31,
2022

Weighted-average remaining lease term
Operating leases	0.6 years
Weighted-average discount rate
Operating leases	4.7%

As of December 31,
2022
Maturities of lease liabilities were as follows:
2023	10,452
2024	323
Total undiscounted lease payments	10,775
Less: imputed interest	(160)
Total present value of lease liabilities	10,615

Schedule of future minimum lease payments

As of December 31,
2021

2022	23,457
2023	5,349
2024	173
Total	28,979